Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2025
Registrant Name	dei_EntityRegistrantName	MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0000063090
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 27, 2026
Document Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Mar. 30, 2026
Massachusetts Investors Growth Stock Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGFX
Massachusetts Investors Growth Stock Fund | Class B
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGBX
Massachusetts Investors Growth Stock Fund | Class C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGDX
Massachusetts Investors Growth Stock Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGTIX
Massachusetts Investors Growth Stock Fund | Class R1
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGMX
Massachusetts Investors Growth Stock Fund | Class R2
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIRGX
Massachusetts Investors Growth Stock Fund | Class R3
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGHX
Massachusetts Investors Growth Stock Fund | Class R4
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGKX
Massachusetts Investors Growth Stock Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGNX